Revenues - Summary of Deductions from Revenue (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of revenue [Line Items]
Taxes on revenues	R$ 8,547	R$ 7,702	R$ 7,247
Charges to the consumer	2,604	2,795	4,302
Deductions from revenue	11,151	10,497	11,549
ICMS [member]
Disclosure of revenue [Line Items]
Taxes on revenues	5,847	5,211	4,487
Cofins [member]
Disclosure of revenue [Line Items]
Taxes on revenues	2,237	2,041	2,263
PIS and Pasep [member]
Disclosure of revenue [Line Items]
Taxes on revenues	455	443	491
Other [Member]
Disclosure of revenue [Line Items]
Taxes on revenues	8	7	6
Global Reversion Reserve - RGR [Member]
Disclosure of revenue [Line Items]
Charges to the consumer	17	(18)	36
Energy Efficiency Program (P.E.E.) [Member]
Disclosure of revenue [Line Items]
Charges to the consumer	56	58	45
Energy Development Account - CDE [Member]
Disclosure of revenue [Line Items]
Charges to the consumer	1,822	2,074	2,870
Research and Development - P&D [Member]
Disclosure of revenue [Line Items]
Charges to the consumer	38	48	47
National Scientific and Technological Development Fund - FNDCT [Member]
Disclosure of revenue [Line Items]
Charges to the consumer	38	48	47
Energy System Expansion Research - EPE [Member]
Disclosure of revenue [Line Items]
Charges to the consumer	19	24	24
Customer charges - Proinfa alternative sources program [Member]
Disclosure of revenue [Line Items]
Charges to the consumer	39	43	27
Energy Services Inspection Charge [Member]
Disclosure of revenue [Line Items]
Charges to the consumer	29	35	37
Royalties for use of water resources [Member]
Disclosure of revenue [Line Items]
Charges to the consumer	92	123	102
Customer Charges - Tariff Flag Amounts [member]
Disclosure of revenue [Line Items]
Charges to the consumer	R$ 454	R$ 360	R$ 1,067